REVENUE	9 Months Ended
Sep. 30, 2025
Revenue from Contract with Customer [Abstract]
REVENUE	REVENUE
Revenue consists primarily of product revenue, which includes the selling of fresh produce, health foods and consumer goods to third-party customers. Fresh produce comprises two main product categories, tropical fruit and diversified produce. Tropical fruit primarily consists of bananas, pineapples and plantains, and diversified produce primarily consists of all other fruit, vegetables and other produce. Product revenue also includes surcharges for additional product services such as freight, cooling, warehousing, fuel, containerization, handling and palletization related to the transfer of products.
Revenue also includes service revenue, which includes third-party freight services and royalties for the use of Company brands and trademarks. Additionally, the Company maintains a commercial cargo business where revenue is earned by providing handling and transportation services of containerized cargo on the Company’s vessels. Net service revenues were less than 10% of total revenue for the three and nine months ended September 30, 2025 and September 30, 2024.
The following table presents the Company's disaggregated revenue by similar types of products and services for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

	(U.S. Dollars in thousands)
Diversified produce	$1,390,318	$1,258,694	$4,074,652	$3,864,660
Tropical fruit	790,783	719,924	2,444,559	2,184,036
Health foods and consumer goods	43,512	37,782	119,784	105,850
Commercial cargo	45,683	40,856	140,592	131,046
Other	8,619	5,158	27,159	22,287
Total revenue, net	$2,278,915	$2,062,414	$6,806,746	$6,307,879
The following table presents the Company's disaggregated revenue by channel for the three and nine months ended September 30, 2025 and September 30, 2024:

	Three Months Ended		Nine Months Ended
	September 30, 2025	September 30, 2024	September 30, 2025	September 30, 2024

Third party revenue:	(U.S. Dollars in thousands)
Retail	$1,338,404	$1,188,898	$3,922,795	$3,671,916
Wholesale	716,837	683,130	2,285,722	2,057,261
Food service	130,426	122,607	349,273	356,324
Commercial cargo	45,828	40,856	140,737	131,046
Other	4,673	2,128	12,143	9,886
Revenue from sales to unconsolidated affiliates	42,747	24,795	96,076	81,446
Total revenue, net	$2,278,915	$2,062,414	$6,806,746	$6,307,879